Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) / income	$ (142,869)	$ (20,910)	$ 19,154
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(13,190)	(2,441)	(13,272)
Comprehensive (loss) / income	(156,059)	(23,351)	5,882
Net loss attributable to redeemable non-controlling interest	282
Foreign currency translation adjustment attributable to redeemable non-controlling interest	(170)
Comprehensive (loss) / income attributable to Despegar.com, Corp.	$ (155,947)	$ (23,351)	$ 5,882